OVERDRAFT AND CREDITS FROM BANK INSTITUTION AND OTHERS	12 Months Ended
Dec. 31, 2025
Credit From Banks And Others [Abstract]
OVERDRAFT AND CREDITS FROM BANK INSTITUTION AND OTHERS [Text Block]
NOTE 14 -	OVERDRAFT AND CREDITS FROM BANK INSTITUTION AND OTHERS

A.
On May 17, 2023, the Company and Bank Mizrahi entered into credit facility with total commitment of up to NIS 10 million (approximately $3,600) (the “Mizrahi Facility”) which consisted of NIS 5 million credit line and NIS 5 million loan to be settled with 24 monthly installments from May 2023 which bears an annual interest at the Israeli Prime interest rate plus 2.9%. In August 2024, the credit line of NIS 5 million (approximately $1,969) received from Bank Mizrahi was converted into a six-month short-term loan, bearing an annual variable interest rate of P+1.9%.The Company's Chief Executive Officer, then Chairman of the Board and the main shareholder provided the bank a personal guarantee equal to the outstanding borrowed amount, allowing the Mizrahi Facility to remain effective.

In March 2025, the Company and Bank Mizrahi signed an agreement under which a short-term loan of NIS 5 million (approximately $2,146) received from the bank was refinanced by the way that (i) an outstanding principal loan of NIS 4 million (approximately $1,717) was extended as a loan with 5-month grace period, after which repayment will be made in 31 monthly installments commencing September 21, 2025. The principal loan will bear an annual interest rate of Israeli Prime interest rate plus 2.9% to be paid monthly commencing April 20, 2025 and (ii) remaining amount of NIS 1 million (approximately $429) was extended as a credit line from March 19, 2025 to March 12, 2026. See also Note 24F below.

B.
From time to time, in the normal course of business, the Company enters into financing transactions with non-financial institutions under which the Company receives loans that bear an interest at a fixed rate which shall be repaid together with the principal amount over a limited period (mainly short-term) as defined in each loan agreement. When loans received from related parties are considered as free interest loans or loans with reduced interest which do not represent the applicable rate of risk for the Company, the transaction is accounted for as a capital contribution from a main shareholder.

C.
From time to time, in the normal course of business, the Company enters into financing transactions with non-banking credit services entities under which the Company receives short-term loans that are guaranteed by certain identified outstanding unpaid invoices of certain customers (the “Selected Trade Receivables”). As it was determined that the Company has retained substantially all the risks and rewards of ownership of the Selected Trade Receivables, the Company continues to recognize the Selected Trade Receivables in their entirety and recognizes financial liability for consideration received as short-term loans. During the year ended December 31, 2025, the Company received sort-term loans under such arrangement in an aggregate amount of $14,004.

Breakdown of credits from bank institution and others as of the reported dates:

		December 31,
	Interest rate	2025	2024

Overdraft and credit from bank institution	8.75%	$2,293	$2,586
Credit from non-financial institutions	8%-21%	8,470	6,306
Check receivables	6.5%-13.8%	4,506	6,719

		$15,269	$15,611

	December 31,
	2025	2024

Current maturity	$14,333	$15,145
Long-term credit facility	936	466

	$15,269	$15,611

During the years ended December 31, 2025, 2024 and 2023, the Company recorded discount amortization and interest expenses amounted to $2,756, $2,507 and $1,711, respectively. See also Note 19G below.